LOSSES PER SHARE	12 Months Ended
Dec. 31, 2015
LOSSES PER SHARE [Abstract]
LOSSES PER SHARE

NOTE 15:-  LOSSES PER SHARE

The following table sets forth the computation of basic and diluted losses per share:

	Year ended December 31,
	2015	2014	2013
Numerator:
Net loss for basic loss per share	$(20,163)	$(11,094)	$(14,083)

Loss in respect to change in fair value of research and development funding arrangement	-	(1,295)	-

Net loss for basic loss per share	$(20,163)	$(12,389)	$(14,083)

Denominator:
Weighted average number of ordinary shares used in computing basic net loss per share	50,437,040	47,808,855	38,869,438

Dilutive average number of ordinary shares in respect to research and development funding arrangement	-	578,208	-
Weighted average number of ordinary shares used in computing diluted net loss per share	50,437,040	48,387,063	38,869,438

Diluted earnings per ordinary share	$(0.40)	$(0.26)	$(0.36)